Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BISHOP STREET FUNDS
Entity Central Index Key	0000925737
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000015930
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	BSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class I Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 173,373,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 183
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$173,373	217	$183	10%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	1.3%
General Revenue	6.0%
Education	6.4%
Healthcare	8.4%
Transportation	8.7%
Airports	9.2%
Housing	11.5%
Water	15.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.3%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.3%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.9%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.6%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Hawaii State, Housing Finance & Development	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html
C000015931
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	BHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 173,373,000
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 183
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$173,373	217	$183	10%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.2%
Cash Equivalent	1.3%
General Revenue	6.0%
Education	6.4%
Healthcare	8.4%
Transportation	8.7%
Airports	9.2%
Housing	11.5%
Water	15.4%
General Obligations	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.6%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	2.3%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	2.3%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.9%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.8%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.6%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.5%
Hawaii State, Housing Finance & Development	3.300%	12/01/29	1.5%
University of Hawaii, Ser F	5.000%	10/01/35	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html